Provisions and other non-current liabilities (Details 3) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Environmental provision, fiscal year maturity [abstract]
Due within two years	$ 141
Due later than two years, but within five years	210
Due later than five years, but within ten years	258
Due after ten years	105
Total environmental remediation liability provisions	$ 714	$ 692	$ 761	$ 773